UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549

					FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2010
						------------------

Check here if Amendment [ ];	Amendment Number:

	This Amendment (Check only one.):	[ ] is a restatement.

					[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:	Tesuji Partners LLC
Address:58 Saxon Way
	New Rochelle, New York 10804


Form 13F File Number:	28-10635

The institutional investment manager filing this report and the person by whom it is signed, hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Andrew Schaffer
Title:	Agent
Phone:	212-333-3353 x6213

Signature, Place, and Date of Signing:

/s/	Andrew Schaffer 	  New York, NY	        February 15, 2011
----------------------------	------------	----------------------------
[Signature]			[City, State]		[Date]

Report Type (Check only one.):

[X]	13F HOLDING REPORT.	(check here if all holdings of this reporting manager
	are reported in this report.)

[  ]	13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[  ]	13F COMBINATION REPORT.	(Check here if a portion of this
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number	Name
---------------------------		-------
28-
---------------------------		-------------------------------------------

[Repeat as necessary.]




				FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         4

Form 13F Information Table Value Total:         708,317

                                              -----------
					      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F files number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries].

No.	Form 13F File Number	Name
---	---------------------------		-------
None	28-
	---------------------------		---------------------------------

[Repeat as necessary.]




				[FORM 13F INFORMATION TABLE]


				Form 13F Information Table for Tesuji Partners LLC


Name of            Class      Cusip      Value        Shrs or      Sh/Pm     Put/    Investment Other      Voting Authority
Issuer                                   (x$1,000)    Pm Amt                 Call    Discretion Managers   Sole         Share


Google		    common    38259P508      314,194    528,973	       Sh          		          Sole       528,973
                    stock

MasterCard          common    57636Q104      268,720  1,199,056        Sh                                 Sole       268,720
                    stock

Visa                common    92826C839       84,773  1,204,500        Sh                                 Sole        84,773
                    stock

EQIX                common    29444U502       40,630    500,000        Sh                                 Sole        40,630
                    stock



                                       708,317


Numbers based on market value as of 12/31/2010
